RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Due to directors and management for remuneration and expense reimbursements	$ 0.6	$ 0.3
Amounts due from directors and management related to the payment of withholding amounts